Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Other current assets	$ 38	$ 8
Other current liabilities	$ 191	$ 20